Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets-commodity derivative instruments	$ 146	$ 1,057
Assets-investment in equity securities			$ 4,105
Liabilities-commodity derivative instruments			121
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets-commodity derivative instruments	0	0
Assets-investment in equity securities			4,105
Liabilities-commodity derivative instruments			0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets-commodity derivative instruments	146	1,057
Assets-investment in equity securities			0
Liabilities-commodity derivative instruments			121
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets-commodity derivative instruments	$ 0	$ 0
Assets-investment in equity securities			0
Liabilities-commodity derivative instruments			$ 0